425 SA-1 02/09

SUPPLEMENT DATED FEBRUARY 24, 2009

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2008 OF
TEMPLETON GLOBAL INVESTMENT TRUST
(Templeton Income Fund)

The statement of additional information is amended as follows:

For the “Goals, Strategies and Risks” section, the second paragraph on page 17 is replaced with the following:

All options written by the Fund will be “covered.” For more information about the mechanics of purchasing, writing and covering options, see “Derivative instruments.”

Please keep this supplement for future reference